Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

(10) Leases

The Company is the lessee on certain land leases (the Company leases the land and erects a building) or improved leases (lessor owns the land and building) covering restaurants and other properties. In addition, the Company has leased and subleased land and buildings to others. Many of these leases and subleases provide for future rent escalation and renewal options. In addition, contingent rentals, determined as a percentage of annual sales by our franchisees, are stipulated in certain prime lease and sublease agreements. The Company is generally obligated for the cost of property taxes, insurance, and maintenance relating to these leases. Such costs are typically charged to the sublessee based on the terms of the sublease agreements. The Company also leases certain office equipment and a fleet of automobiles under noncancelable operating leases.

Included in the Company's consolidated balance sheets are the following amounts related to capital leases (in thousands):

	December 31, 2011	December 25, 2010

Leased property under capital leases (included in property and equipment)	$5,097	5,303
Less accumulated depreciation	(1,510)	(1,379)

	$3,587	3,924

Capital lease obligations:
Current	$232	205
Long-term	4,928	5,160

	$5,160	5,365

Capital lease obligations exclude that portion of the minimum lease payments attributable to land, which are classified separately as operating leases. Interest expense associated with the capital lease obligations is computed using the incremental borrowing rate at the time the lease is entered into and is based on the amount of the outstanding lease obligation. Depreciation on capital lease assets is included in depreciation expense in the consolidated statements of operations. Interest expense related to capital leases for fiscal years 2011, 2010, and 2009 was $481 thousand, $505 thousand, and $493 thousand, respectively.

Included in the Company's consolidated balance sheets are the following amounts related to assets leased to others under operating leases, where the Company is the lessor (in thousands):

	December 31, 2011	December 25, 2010

Land	$26,624	26,914
Buildings	38,472	37,680
Leasehold improvements	146,209	147,139
Store, production, and other equipment	62	245
Construction in progress	823	1,403

	212,190	213,381
Accumulated depreciation and amortization	(66,622)	(58,341)

	$145,568	155,040

Future minimum rental commitments to be paid and received by the Company at December 31, 2011 for all noncancelable leases and subleases are as follows (in thousands):

	Payments		Receipts Subleases	Net leases
	Capital leases	Operating leases

Fiscal year:
2012	$691	52,965	(60,251)	(6,595)
2013	702	51,475	(59,164)	(6,987)
2014	721	49,985	(58,150)	(7,444)
2015	754	45,186	(56,942)	(11,002)
2016	758	44,236	(56,653)	(11,659)
Thereafter	5,429	373,328	(390,432)	(11,675)

Total minimum rental commitments	9,055	$617,175	(681,592)	(55,362)

Less amount representing interest	3,895

Present value of minimum capital lease obligations	$5,160

Rental expense under operating leases associated with franchised locations is included in occupancy expenses—franchised restaurants in the consolidated statements of operations. Rental expense under operating leases for all other locations, including corporate facilities and company-owned restaurants, is included in general and administrative expenses, net, in the consolidated statements of operations. Total rental expense for all operating leases consisted of the following (in thousands):

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009

Base rentals	$52,214	53,704	51,819
Contingent rentals	4,510	4,093	3,711

	$56,724	57,797	55,530

Total rental income for all leases and subleases consisted of the following (in thousands):

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009

Base rentals	$66,061	66,630	67,825
Contingent rentals	26,084	24,472	25,826

	$92,145	91,102	93,651

The impact of the amortization of our unfavorable operating leases acquired resulted in an increase in rental income and a decrease in rental expense as follows (in thousands):

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009

Increase in rental income	$1,392	1,806	2,157
Decrease in rental expense	1,838	2,514	2,870

Total increase in operating income	$3,230	4,320	5,027

Following is the estimated impact of the amortization of our unfavorable operating leases acquired for each of the next five years (in thousands):

	Decrease in rental expense	Increase in rental income	Total increase in operating income

Fiscal year:
2012	$1,286	1,026	2,312
2013	1,118	937	2,055
2014	1,062	845	1,907
2015	958	793	1,751
2016	902	655	1,557